BORROWINGS	12 Months Ended
Dec. 31, 2021
LONG-TERM DEBT AND CREDIT FACILITIES [Abstract]
BORROWINGS	BORROWINGS
Corporate Borrowings
The composition of corporate borrowings as at December 31 is presented in the following table:

	December 31, 2021				December 31, 2020
(MILLIONS EXCEPT AS NOTED)	Weighted-average Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Weighted-average Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	N/A	5	$—	$—	N/A	4	$—	$—
Commercial paper	N/A	N/A	—	—	0.4	< 1	3	3
Medium Term Notes:
Series 4 (C$150)	5.8	15	118	154	5.8	16	118	160
Series 9 (C$400)	3.8	3	317	334	3.8	4	314	348
Series 10 (C$500)	3.6	5	396	421	3.6	6	392	441
Series 11 (C$475)	4.3	7	376	419	4.3	8	373	442
Series 12 (C$475)	3.4	8	376	399	3.4	9	373	420
Series 13 (C$300)	4.3	28	237	275	4.3	29	236	287
Series 14 (C$425)	3.3	29	336	332	3.3	30	334	347
	3.9	13	2,156	2,334	3.9	14	2,140	2,445
Total corporate borrowings			2,156	$2,334			2,143	$2,448
Add: Unamortized premiums(1)			3				3
Less: Unamortized financing fees(1)			(10)				(11)
Less: Current portion			—				(3)
			$2,149				$2,132
(1) Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
The following table outlines the change in the unamortized financing fees of corporate borrowings for the year ended December 31:

(MILLIONS)	2021	2020
Corporate borrowings
Unamortized financing fees, beginning of year	$(11)	$(7)
Additional financing fees	—	(5)
Amortization of financing fees	1	1
Unamortized financing fees, end of year	$(10)	$(11)
Credit facilities
Brookfield Renewable had nil commercial paper outstanding as at December 31, 2021 (2020: $3 million).
In the first quarter of 2021, Brookfield Renewable extended the maturity of the corporate credit facilities by two years to June 2026 and increased the size by $225 million.
Brookfield Renewable issues letters of credit from its corporate credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts. See Note 28 – Commitments, contingencies and guarantees for letters of credit issued by subsidiaries.
The following table summarizes the available portion of corporate credit facilities as at December 31:

(MILLIONS)	2021	2020
Authorized corporate credit facilities and related party credit facilities(1)	$2,375	$2,150
Draws on corporate credit facilities(1)(2)	(24)	—
Authorized letter of credit facility	400	400
Issued letters of credit	(289)	(300)
Available portion of corporate credit facilities	$2,462	$2,250
(1)Amounts are guaranteed by Brookfield Renewable.
(2)Relates to letter of credit issued on Brookfield Renewable’s corporate credit facilities of $1,975 million.
Medium term notes
Corporate borrowings are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Finco”) (Note 31 – Subsidiary Public Issuers). Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) and the Canadian Dollar Offered Rate (“CDOR”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (IBR), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (IPC), Colombia inflation rate, plus a margin.Non-Recourse borrowings in India consist of both fixed and floating interest indexed to Prime lending rate of lender (“MCLR”). Non-recourse borrowings in China consist of floating interest rates of People's Bank of China (“PBOC”).
Effective January 1, 2022. Sterling Overnight Index Average (“SONIA”) replaced £ LIBOR, and Euro Short-term Rate (“€STR”) replaced € LIBOR. It is also currently expected that Secured Overnight Financing Rate (“SOFR”) will replace US$ LIBOR prior to June 30, 2023. As at December 31, 2021, none of Brookfield Renewable’s floating rate borrowings have been impacted by these reforms.
The composition of non-recourse borrowings as at December 31 is presented in the following table:

	December 31, 2021				December 31, 2020
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Weighted-average interest rate (%)	Term (years)(4)	Carrying value	Estimated fair value	Weighted-average interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)
Hydroelectric(2)	4.9	11	$8,541	$9,008	4.8	9	$6,989	$7,853
Wind	4.4	8	4,767	5,059	4.3	10	4,324	4,785
Solar	4.1	13	4,303	4,561	3.6	12	3,684	4,247
Energy transition	3.2	8	1,741	1,807	3.8	11	1,009	1,106
Total	4.5	10	19,352	$20,435	4.3	10	16,006	$17,991
Add: Unamortized premiums(3)			160				63
Less: Unamortized financing fees(3)			(132)				(122)
Less: Current portion			(1,818)				(1,026)
			$17,562				$14,921
(1)Includes $30 million (2020: $15 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $51 million (2020: nil) outstanding to an associate of Brookfield. Refer to Note 29 - Related party transactions for more details.
(3)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
(4)Excluding non-permanent financings, total weighted-average term is 11 years.
Future repayments of Brookfield Renewable’s non-recourse borrowings for each of the next five years and thereafter are as follows:

(MILLIONS)	2022	2023	2024	2025	2026	Thereafter	Total
Non-recourse borrowings
Hydroelectric	$750	$871	$769	$607	$843	$4,701	$8,541
Wind	422	804	290	296	561	2,394	4,767
Solar	537	439	215	192	320	2,600	4,303
Energy transition	109	511	118	47	43	913	1,741
	$1,818	$2,625	$1,392	$1,142	$1,767	$10,608	$19,352
The following table outlines the change in the unamortized financing fees of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2021	2020
Non-recourse borrowings
Unamortized financing fees, beginning of year	$(122)	$(119)
Additional financing fees	(40)	(17)
Amortization of financing fees	21	9
Foreign exchange translation and other	9	5
Unamortized financing fees, end of year	$(132)	$(122)
The following table outlines the change in the unamortized premiums of non-recourse borrowings for the year ended December 31:

(MILLIONS)	2021	2020
Non-recourse borrowings
Unamortized premiums, beginning of year	$63	$92
Additional premiums	103	4
Amortization of premiums	(13)	5
Foreign exchange translation and other	7	(38)
Unamortized premiums, end of year	$160	$63
In the first quarter of 2021, Brookfield Renewable completed a financing of COP 180 billion ($48 million). The debt, drawn in two tranches, bears interest at the applicable base rate plus an average margin of 1.09% and matures in March 2023.
In the first quarter of 2021, Brookfield Renewable completed a financing totaling $400 million associated with the acquisition of a distributed generation portfolio in the United States. The debt bears interest at the applicable interest rate plus 1% and matures in 2023.
In the first quarter of 2021, Brookfield Renewable completed a financing totaling $100 million associated with the acquisition of a distributed generation portfolio in the United States. The debt bears interest at the applicable interest rate plus 2% and matures in 2024.
In the second quarter of 2021, Brookfield Renewable completed a financing of R$1.5 billion ($300 million) associated with a solar development project in Brazil. The loan bears a variable interest at the applicable rate plus 5.2% and matures in 2045.
In the second quarter of 2021, Brookfield Renewable completed a financing of R$350 million ($70 million) associated with a solar development project in Brazil. The loan bears a variable interest at the applicable rate plus 1.59% and matures in 2022.
In the second quarter of 2021, Brookfield Renewable completed a financing of COP 600 billion ($159 million) in Colombia. The loan is comprised of a fixed rate bond bearing interest at 6.49% maturing in 2026, a variable rate bond bearing interest at the applicable rate plus 3.35% maturing in 2029, and a variable rate bond bearing interest at the applicable rate plus 4.45% maturing in 2041.
In the second quarter of 2021, Brookfield Renewable completed a financing of COP 85 billion ($23 million) in Colombia. The loan bears a variable interest at the applicable rate plus 2.69% and matures in 2031.
In the second quarter of 2021, Brookfield Renewable completed a financing of $164 million associated with a wind repowering project in the United States. The loan bears a variable interest at the applicable rate plus 1.125% maturing in 2022.
In the second quarter of 2021, Brookfield Renewable completed a financing of $263 million associated with a wind repowering project in the United States. The loan bears a variable interest at the applicable rate plus 1.75% maturing in 2025.
In the second quarter of 2021, Brookfield Renewable completed a refinancing of C$198 million ($159 million) associated with a solar portfolio in Canada. The loan bears a variable interest at the applicable rate plus 1.25% and matures in 2035.
In the third quarter of 2021, Brookfield Renewable completed a financing of C$25 million ($20 million) associated with a hydroelectric portfolio in Canada. The loan bears a fixed interest of 5.28% and matures in 2026.
In the third quarter of 2021, Brookfield Renewable completed a refinancing of €512 million ($593 million) associated with a solar portfolio in Europe. A portion of the debt bears an average fixed interest rate of 2.4% maturing between 2037 and 2038, and a variable portion that bears interest at the applicable rate plus 1.6% increasing by 0.20% every five years maturing in 2031.
In the third quarter of 2021, Brookfield Renewable completed a financing of R$200 million ($37 million) associated with a hydroelectric portfolio in Brazil. The loan bears a variable interest at the applicable rate plus 2.33% and matures in 2027.
In the third quarter of 2021, Brookfield Renewable completed a corporate financing of COP 590 billion ($155 million) in Colombia. The loan bears a variable interest at the applicable rate plus 2.75% and matures in 2031.
In the third quarter of 2021, Brookfield Renewable entered into an agreement for a R$650 million ($120 million) guaranteed letter of credit facility associated with a solar development project in Brazil.
In the third quarter of 2021, Brookfield Renewable entered into a financing of CNY 361 million ($56 million) related to a wind facility in China. The loan bears a fixed interest rate of 4.9% and maturing in 2036.
In the fourth quarter of 2021, Brookfield Renewable entered into a financing of CNY 200 million ($31 million) related to a wind facility in China. The loan bears a fixed interest rate of 4.9% and maturing in 2038.
In the fourth quarter of 2021, Brookfield Renewable completed a financing of CNY 862 million ($134 million) associated with our investment in a wind portfolio in China. The loan bears a fixed interest at 4.9% and matures in 2036.
In the fourth quarter of 2021, Brookfield Renewable completed a financing of COP 740 billion ($185 million) associated with our investment in a hydro portfolio in Colombia. The loan bears a variable interest at the applicable rate plus 2.5% and 2.8%, maturing in 2028 and 2031, respectively.
In the fourth quarter of 2021, Brookfield Renewable completed a refinancing of £245 million ($332 million) associated with our investment in a pump storage facility in Europe. The loan drawn in two tranches bears a variable interest at the applicable rate plus 2.50% increasing to 2.75% after five years matures in 2028.
In the fourth quarter of 2021, Brookfield Renewable completed a refinancing of €395 million ($457 million) associated with our investment in a solar portfolio in Europe. The loan drawn in two tranches bears a variable interest at the applicable rate plus 1.55% increasing to 1.75% after five years maturing between 2031 and 2035, respectively.
In the fourth quarter of 2021, Brookfield Renewable completed a financing of €66 million ($76 million) associated with our investment in a solar facility in Europe.The loan bears a variable interest at the applicable rate plus 0.85% increasing by an average of 0.45% every three months and matures in 2022.
In the fourth quarter of 2021, Brookfield Renewable completed a refinancing of C$25 million ($20 million) associated with our investment in a wind facility in Canada. The loan bears a fixed interest rate of 3.54% maturing 2030.
In the fourth quarter of 2021, Brookfield Renewable completed a financing totaling C$1,140 million ($900 million) associated with our investment in a hydro facility in Canada. The debt bears interest at an average fixed rate of 4.1% and matures in 2061.
In the fourth quarter of 2021, Brookfield Renewable agreed to amend the $29 million revolving credit facility associated with our investment in a pump storage facility in the United States to extend its maturity to October 2023.
In the fourth quarter of 2021, Brookfield Renewable completed a financing totaling $200 million associated with our investment in a distributed generation portfolio in the United States. The debt bears interest at the applicable interest rate plus 1.875% and matures in 2024.
In the fourth quarter of 2021, Brookfield Renewable completed a financing totaling $18 million associated with our investment in a distributed generation portfolio in the United States. The debt bears interest at the applicable interest rate plus 6.5% and matures in 2031.
In the fourth quarter of 2021, Brookfield Renewable completed a financing of R$400 million ($74 million) associated with a mixed technology portfolio in Brazil associated with our Brazilian business. The loan bears a variable interest at the applicable rate plus 1.3% and matures in 2028.
In the fourth quarter of 2021, Brookfield Renewable completed a financing of R$250 million ($46 million) associated with our investment in a solar facility in Brazil. The loan bears a variable interest at the applicable rate plus 1.7% and matures in 2023.
In the fourth quarter of 2021, Brookfield Renewable completed a financing totaling INR13,800 million ($186 million) associated with our investment in a solar portfolio in India. A portion of the loan bears a fixed interest rate of 7.55% increasing to 8.25% after 3 years maturing in 2038 and the variable portion bears interest at the applicable rate plus 8.55% decreasing to 8.25% after June 2022 maturing in 2038.
During the year, Brookfield Renewable increased its revolving credit facility associated with the United States business by $350 million to a total of $500 million.
Supplemental Information
The following table outlines changes in Brookfield Renewable’s borrowings for the year ended December 31:

(MILLIONS)	January 1	Net cash flows from financing activities(1)	Non-cash
			Acquisition	Disposal	Other(2)(3)	December 31
2021
Corporate borrowings	$2,135	(3)	—	—	17	$2,149
Non-recourse borrowings	$15,947	3,177	869	(646)	33	$19,380
2020
Corporate borrowings	$2,100	(30)	—	—	65	$2,135
Non-recourse borrowings(4)	$15,200	(155)	475	—	427	$15,947
(1)Excludes $51 million (2020: $(20) million) of net cash flow from financing activities related to tax equity recorded on the consolidated statements of cash flows.
(2)Includes foreign exchange and amortization of unamortized premium and financing fees.
(3)Includes $358 million (2020: $20 million) of non-recourse borrowings acquired through asset acquisitions.
(4)Other includes a $247 million adjustment related to the buyout of the lease on a 192 MW hydroelectric facility in Louisiana.